Shareholder Report, Line Graph (Details) 210021_Archer Growth ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 29, 2025	Aug. 31, 2026
Archer Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Archer Growth ETF NAV
Accumulated Value	$ 10,000	$ 10,440
S&P 500 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Accumulated Value	$ 10,000	$ 11,216